TRADE AND OTHER PAYABLES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Trade and other payables
Trade payables	$ 11,099	$ 17,597
Other payables	4,697	4,658
Financial liabilities	15,796	22,255
Other accrued expenses	3,831	4,310
Other tax payables	9,656	4,104
Advances from customers (Note c)	176	1,303
Non-financial liabilities	13,663	9,717
Trade and other payables	29,459	31,972
Japan
Trade and other payables
Trade payables	6,500	13,300
Other tax payables	$ 6,500	$ 3,700
Minimum
Trade and other payables
Credit period on purchases of goods	3 months
Maximum
Trade and other payables
Credit period on purchases of goods	1 year